Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Popular High Grade Fixed-Income Fund, Inc.
Entity Central Index Key	0001862970
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000232072
Shareholder Report [Line Items]
Fund Name	POPULAR HIGH GRADE FIXED-INCOME FUND, INC.
Class Name	CLASS A
Trading Symbol	PHGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Popular High Grade Fixed-Income Fund, Inc. - Class A Shares for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.popularfunds.com/high-grade-fixed-income-fund. You can also request this information by contacting us at 787-758-7400.
Additional Information Phone Number	787-758-7400
Additional Information Website	https://www.popularfunds.com/high-grade-fixed-income-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment (annualized)
Class A Shares	$394	3.93%

Expenses Paid, Amount	$ 394
Expense Ratio, Percent	3.93%
Factors Affecting Performance [Text Block]

How did the Fund perform during the last twelve months?

For the twelve-month period ended on June 30, 2026, Class A shares of the Popular High Grade Fixed-Income Fund, Inc. (the “Fund”) generated a total return of 3.69%. Performance was supported by favorable contributions from the Fund’s Puerto Rico Sales Tax bond holdings, as well as income and price appreciation from its allocation to U.S. Agency Mortgage-Backed Securities.

The Fund modestly underperformed its primary benchmark, the Bloomberg U.S. Aggregate Index, by 10 basis points. The underperformance was primary attributable to Fund expenses, which are reflected in the Funds’ returns but are not included in the benchmark’s performance.

During the reporting period, the NAV of Class A shares increased by $0.06 from $4.85 to $4.91, and dividends of $0.1179 per share were distributed. The Fund declares monthly dividends, and returns are presented before taxes and do not reflect the potential impact of any tax advantages associated with dividends.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A Shares - without sales charge	Class A Shares - with sales charge	Bloomberg U.S. Aggregate Bond Index
05/21	$10,000	$9,742	$10,000
06/21	$10,108	$9,847	$10,105
12/21	$10,049	$9,790	$10,112
06/22	$8,882	$8,653	$9,065
12/22	$8,357	$8,142	$8,796
06/23	$8,634	$8,412	$8,980
12/23	$8,957	$8,726	$9,282
06/24	$8,832	$8,604	$9,216
12/24	$8,935	$8,705	$9,398
06/25	$9,117	$8,882	$9,776
12/25	$9,395	$9,153	$10,085
06/26	$9,453	$9,210	$10,147

Average Annual Return [Table Text Block]

Average Annual Total Returns as of June 30, 2026

Table Summary
Popular High Grade Fixed-Income Fund, Inc.	1 Year	5 Year	Since Inception
Class A Shares - without sales charge (Incep. May 21, 2021)	3.69%	-1.33%	-1.09%
Class A Shares - with sales charge	1.19%	-1.84%	-1.60%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	0.29%

Performance data quoted represents past performance and does not guarantee future results.

The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund since the effective date of the Fund's registration statement, which occurred on May 21, 2021. This graph assumes reinvestment of all dividends and capital gains. The returns shown in the table are total returns, which assume the reinvestment of dividends and capital gains.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	May 21, 2021
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 32,627,891
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 221,843
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of June 30, 2026

Total Net Assets$32,627,891 # of Portfolio Holdings101 Portfolio Turnover Rate0% Advisory Fees Paid During Reporting Period$221,843 Total Assets39,127,491
Holdings [Text Block]

Maturity Weightings

(% of Total Investments)

Table Summary
Value	Value
5-10 Years	47.0%
> 10 Years	36.8%
1-3 Years	10.5%
3-5 Years	2.6%
< 1 Year	3.1%

Asset Class Weightings

(% of Total Investments)

Table Summary
Value	Value
Puerto Rico Fannie Mae Bonds	43.00%
Municipal Bonds	24.08%
Puerto Rico GNMA Bonds	14.79%
Puerto Rico Government Instrumentalities Tax Exempt Notes	8.89%
Puerto Rico Agencies	5.33%
Corporate Bonds	2.16%
Puerto Rico Freddie Mac Bonds	1.23%
US Government and Agency Obligations	0.52%

Largest Holdings [Text Block]

Top Ten Holdings

(% of Net Assets)

Table Summary
Top 10	Top 10
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2058	10.56%
Ginnie Mae I Pool 04/15/2036	6.42%
Puerto Rico Housing Finance Authority 12/01/2028	6.33%
Texas A&M University 05/15/2028	6.03%
Development Authority of Gwinnett County 09/01/2046	5.16%
Fannie Mae Pool 06/01/2036	4.53%
Fannie Mae Pool 01/01/2036	3.82%
City of Seattle WA 04/01/2032	3.73%
Fannie Mae Pool 02/01/2037	3.12%
Texas A&M University 05/15/2027	3.04%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.